RISK MANAGEMENT - Loss allowance roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (259,515,428)
Ending balance	(303,076,129)	$ (259,515,428)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,557,039
Ending balance	11,419,302	8,557,039
Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	49,962	59,428
Net remeasurement of loss allowance	1,208	(33,835)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	15,311	24,115
FX and other movements	912	254
Ending balance	67,393	49,962
Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,185,797
Net remeasurement of loss allowance	5,628,301	3,975,607
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	2,933,649	982,209
Financial assets that have been derecognized/paid	(2,325,005)	(785,075)
Unwind of discount	488,862	504,437
FX and other movements	(9,451)	29,379
Write-offs / Charge-offs of the year	3,996,982	4,716,947
Ending balance	10,905,171	8,185,797
Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		8,196,187
Ending balance
Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(182,128,114)	(176,881,841)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(131,945,993)	(126,566,559)
Financial assets that have been derecognized/paid	119,180,411	117,514,408
FX and other movements	(2,322,583)	893,900
Write-offs / Charge-offs of the year	(3,996,982)	(4,716,947)
Ending balance	(206,447,165)	(182,128,114)
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(21,862,835)
Ending balance	(29,034,830)	(21,862,835)
Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,188,388
Net remeasurement of loss allowance	2,270,828	1,268,049
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	723,772	492,165
Financial assets that have been derecognized/paid	(781,525)	(418,644)
Unwind of discount	360,126	396,892
FX and other movements	(3,501)	(2,831)
Write-offs / Charge-offs of the year	1,477,682	1,904,255
Ending balance	5,280,406	4,188,388
Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		4,357,012
Ending balance
Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(98,936,699)	(94,773,789)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(78,721,724)	(73,989,211)
Financial assets that have been derecognized/paid	73,177,114	68,512,966
FX and other movements	(967,192)	(499,626)
Write-offs / Charge-offs of the year	(1,477,682)	(1,825,237)
Ending balance	(110,986,938)	(98,936,699)
Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	986
Net remeasurement of loss allowance	(819)	576
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	775	105
Financial assets that have been derecognized/paid	(91)	(397)
Write-offs / Charge-offs of the year		149
Ending balance	851	986
Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		851
Ending balance
Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2,718,961)	(7,635,188)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(2,589,813)	(355,997)
Financial assets that have been derecognized/paid	1,615,206	5,234,204
FX and other movements	(528,243)	(44,046)
Write-offs / Charge-offs of the year		(79,167)
Ending balance	(4,693,678)	(2,718,961)
Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,555,040
Net remeasurement of loss allowance	2,887,260	2,547,735
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	2,160,486	461,932
Financial assets that have been derecognized/paid	(1,389,923)	(349,917)
Unwind of discount	107,099	89,676
FX and other movements	1,176	37,723
Write-offs / Charge-offs of the year	2,382,167	2,680,993
Ending balance	4,938,971	3,555,040
Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,448,884
Ending balance
Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(59,840,451)	(55,455,064)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(46,119,361)	(47,344,799)
Financial assets that have been derecognized/paid	41,480,876	40,503,193
FX and other movements	(629,768)	(218,235)
Write-offs / Charge-offs of the year	(2,382,852)	(2,680,993)
Ending balance	(65,835,457)	(59,840,451)
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	351,558
Net remeasurement of loss allowance	399,144	125,250
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	39,421	14,328
Financial assets that have been derecognized/paid	(148,425)	(13,381)
Unwind of discount	11,772	7,413
FX and other movements	(7,126)	(5,513)
Write-offs / Charge-offs of the year	85,440	77,802
Ending balance	560,904	351,558
Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		301,263
Ending balance
Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(20,221,683)	(18,592,103)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(4,285,051)	(4,525,689)
Financial assets that have been derecognized/paid	2,690,870	2,951,553
FX and other movements	(197,380)	(131,993)
Write-offs / Charge-offs of the year	(84,755)	(77,802)
Ending balance	(24,558,771)	(20,221,683)
Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	89,825
Net remeasurement of loss allowance	71,888	33,997
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	9,195	13,679
Financial assets that have been derecognized/paid	(5,041)	(2,736)
Unwind of discount	9,865	10,456
Write-offs / Charge-offs of the year	51,693	53,748
Ending balance	124,039	89,825
Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		88,177
Ending balance
Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(410,320)	(425,697)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(230,044)	(350,863)
Financial assets that have been derecognized/paid	216,345	312,492
Write-offs / Charge-offs of the year	(51,693)	(53,748)
Ending balance	(372,321)	(410,320)
Trade receivables / other accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(11,702,301)
Ending balance	(14,996,337)	(11,702,301)
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	286,463
Ending balance	343,057	286,463
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(11,988,764)
Ending balance	(15,339,394)	(11,988,764)
Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	113,156
Net remeasurement of loss allowance	39,744	40,263
FX and other movements	(301)	(50)
Write-offs / Charge-offs of the year	13,444	22,050
Ending balance	139,155	113,156
Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		97,588
Ending balance
Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	173,307
Ending balance	203,902	173,307
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(224,581,946)
Ending balance	(258,433,837)	(224,581,946)
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,472,997
Ending balance	11,255,423	8,472,997
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(9,282,734)
Ending balance	(12,381,009)	(9,282,734)
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,185,797
Ending balance	10,905,171	8,185,797
Financial assets at amortised cost, category [member] | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(182,128,114)
Ending balance	(206,447,165)	(182,128,114)
Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,188,388
Ending balance	5,280,406	4,188,388
Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	986
Ending balance	851	986
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,555,040
Ending balance	4,938,971	3,555,040
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	351,558
Ending balance	560,904	351,558
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	89,825
Ending balance	124,039	89,825
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	286,463
Ending balance	343,057	286,463
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(9,282,734)
Ending balance	(12,381,009)	(9,282,734)
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	173,307
Ending balance	203,902	173,307
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(3,486,252)
Ending balance	(3,848,940)	(3,486,252)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(21,608,992)
Ending balance	(28,966,356)	(21,608,992)
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	34,080
Ending balance	96,486	34,080
Debt securities | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(29,346,069)
Ending balance	(39,334,862)	(29,346,069)
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	737	71
Net remeasurement of loss allowance	(755)	(615)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	9,031	1,353
Financial assets that have been derecognized/paid	(1,583)	(64)
FX and other movements	(235)	(8)
Ending balance	7,195	737
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	34,080	99,017
Net remeasurement of loss allowance	16,441	(11,315)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	64,764	34,575
Financial assets that have been derecognized/paid	(13,133)	(76,771)
FX and other movements	(5,666)	(11,426)
Ending balance	96,486	34,080
Credit-impaired | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,659,725)
Ending balance	(2,516,373)	(1,659,725)
12-month ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,946,817
Ending balance	1,938,933	1,946,817
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	45,509	40,715
Transfer from stage 1 to stage 2	(1,879)
Transfer from stage 1 to stage 3	(417)	(172)
Transfer from stage 2 to stage 1	1,784	8,116
Transfer from stage 3 to stage 1	1	3,582
Net remeasurement of loss allowance	(1,230)	(29,069)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	12,582	22,613
FX and other movements	876	253
Ending balance	57,226	45,509
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 1 to stage 2		(529)
12-month ECL | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,853,138
Transfer from stage 1 to stage 2	(747,230)	(231,472)
Transfer from stage 1 to stage 3	(86,240)	(132,800)
Transfer from stage 2 to stage 1	760,572	323,445
Transfer from stage 3 to stage 1	101,001	114,968
Net remeasurement of loss allowance	163,470	(352,578)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	997,855	659,037
Financial assets that have been derecognized/paid	(1,332,641)	(366,590)
Unwind of discount		280
FX and other movements	56,520	52,724
Write-offs / Charge-offs of the year	6,369	38,750
Ending balance	1,760,076	1,853,138
12-month ECL | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,824,874
Ending balance
12-month ECL | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(164,206,688)	(158,886,792)
Transfer from stage 1 to stage 2	(23,112,703)	(11,790,121)
Transfer from stage 1 to stage 3	(1,574,736)	(1,632,972)
Transfer from stage 3 to stage 2	5,844,035	6,281,477
Transfer from stage 3 to stage 1	296,597	582,523
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(118,071,909)	(122,422,192)
Financial assets that have been derecognized/paid	110,680,835	111,126,183
FX and other movements	(2,182,662)	613,810
Write-offs / Charge-offs of the year	(6,369)	(38,750)
Ending balance	(167,489,648)	(164,206,688)
12-month ECL | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	692,037
Transfer from stage 1 to stage 2	(106,236)	(39,555)
Transfer from stage 1 to stage 3	(14,417)	(32,545)
Transfer from stage 2 to stage 1	125,920	43,460
Transfer from stage 3 to stage 1	21,407	21,431
Net remeasurement of loss allowance	(53,544)	(178,010)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	370,537	332,007
Financial assets that have been derecognized/paid	(386,384)	(220,837)
Unwind of discount		280
FX and other movements	9,196	16,214
Write-offs / Charge-offs of the year	1,686	2,374
Ending balance	656,830	692,037
12-month ECL | Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		751,966
Ending balance
12-month ECL | Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(89,337,399)	(85,335,262)
Transfer from stage 1 to stage 2	6,731,542	3,399,434
Transfer from stage 1 to stage 3	916,057	1,215,930
Transfer from stage 2 to stage 1	(1,322,740)	(1,094,712)
Transfer from stage 3 to stage 1	(87,300)	(251,317)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(71,146,401)	(71,920,832)
Financial assets that have been derecognized/paid	69,056,875	65,044,533
FX and other movements	(962,070)	(389,944)
Write-offs / Charge-offs of the year	(1,686)	(2,374)
Ending balance	(92,626,136)	(89,337,399)
12-month ECL | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	81
Transfer from stage 2 to stage 1	3
Transfer from stage 3 to stage 1		7
Net remeasurement of loss allowance	59	(7)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	716	50
Financial assets that have been derecognized/paid	(67)	(385)
Write-offs / Charge-offs of the year		1
Ending balance	792	81
12-month ECL | Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		417
Ending balance
12-month ECL | Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2,717,983)	(7,554,928)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(2,589,813)	(1,033,597)
Financial assets that have been derecognized/paid	1,614,229	5,911,804
FX and other movements	(528,243)	(44,046)
Write-offs / Charge-offs of the year		(1)
Ending balance	(4,693,539)	(2,717,983)
12-month ECL | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,077,840
Transfer from stage 1 to stage 2	(589,705)	(177,418)
Transfer from stage 1 to stage 3	(67,290)	(96,243)
Transfer from stage 2 to stage 1	580,707	248,656
Transfer from stage 3 to stage 1	54,682	86,614
Net remeasurement of loss allowance	191,249	(142,986)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	604,215	300,445
Financial assets that have been derecognized/paid	(877,441)	(141,199)
FX and other movements	42,967	35,705
Write-offs / Charge-offs of the year	4,153	35,743
Ending balance	1,013,071	1,077,840
12-month ECL | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,000,009
Ending balance
12-month ECL | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(53,555,487)	(48,863,858)
Transfer from stage 1 to stage 2	11,366,208	6,703,975
Transfer from stage 1 to stage 3	566,670	379,049
Transfer from stage 2 to stage 1	3,314,200	3,978,012
Transfer from stage 3 to stage 1	(125,565)	(223,248)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(40,576,605)	(44,760,635)
Financial assets that have been derecognized/paid	37,552,539	37,229,958
FX and other movements	(487,555)	(75,586)
Write-offs / Charge-offs of the year	(4,153)	(35,743)
Ending balance	(51,453,521)	(53,555,487)
12-month ECL | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	58,386
Transfer from stage 1 to stage 2	(23,251)	(5,351)
Transfer from stage 1 to stage 3	(1,081)	(867)
Transfer from stage 2 to stage 1	47,117	25,475
Transfer from stage 3 to stage 1	24,517	5,971
Net remeasurement of loss allowance	13,360	(27,965)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	14,288	13,514
Financial assets that have been derecognized/paid	(64,919)	(1,821)
FX and other movements	4,357	805
Write-offs / Charge-offs of the year	480	509
Ending balance	72,294	58,386
12-month ECL | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		49,134
Ending balance
12-month ECL | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(18,265,897)	(16,788,022)
Transfer from stage 1 to stage 2	4,873,758	1,626,383
Transfer from stage 1 to stage 3	78,406	22,295
Transfer from stage 2 to stage 1	(1,192,732)	(1,195,200)
Transfer from stage 3 to stage 1	(82,870)	(106,163)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(3,613,740)	(4,402,822)
Financial assets that have been derecognized/paid	2,300,117	2,681,584
FX and other movements	(204,794)	(104,234)
Write-offs / Charge-offs of the year	(480)	(509)
Ending balance	(18,537,882)	(18,265,897)
12-month ECL | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,794
Transfer from stage 1 to stage 2	(28,038)	(9,148)
Transfer from stage 1 to stage 3	(3,452)	(3,145)
Transfer from stage 2 to stage 1	6,825	5,854
Transfer from stage 3 to stage 1	395	945
Net remeasurement of loss allowance	12,346	(3,610)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	8,099	13,021
Financial assets that have been derecognized/paid	(3,830)	(2,348)
Write-offs / Charge-offs of the year	50	123
Ending balance	17,089	24,794
12-month ECL | Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		23,348
Ending balance
12-month ECL | Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(329,922)	(344,722)
Transfer from stage 1 to stage 2	141,195	60,329
Transfer from stage 1 to stage 3	13,603	15,698
Transfer from stage 2 to stage 1	(14,363)	(13,553)
Transfer from stage 3 to stage 1	(862)	(1,795)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(145,350)	(304,306)
Financial assets that have been derecognized/paid	157,075	258,304
Write-offs / Charge-offs of the year	(50)	(123)
Ending balance	(178,570)	(329,922)
12-month ECL | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,353
Transfer from stage 1 to stage 3		(19,176)
Net remeasurement of loss allowance	4,901	8,062
FX and other movements	107	(21)
Write-offs / Charge-offs of the year	225	4,208
Ending balance	18,136	13,353
12-month ECL | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		19,700
Ending balance
12-month ECL | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,867,228
Ending balance	1,785,400	1,867,228
12-month ECL | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,853,138
Ending balance	1,760,076	1,853,138
12-month ECL | Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	692,037
Ending balance	656,830	692,037
12-month ECL | Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	81
Ending balance	792	81
12-month ECL | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,077,840
Ending balance	1,013,071	1,077,840
12-month ECL | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	58,386
Ending balance	72,294	58,386
12-month ECL | Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,794
Ending balance	17,089	24,794
12-month ECL | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,353
Ending balance	18,136	13,353
12-month ECL | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	34,080
Ending balance	96,307	34,080
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	737	71
Net remeasurement of loss allowance	(755)	(615)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	9,023	1,353
Financial assets that have been derecognized/paid	(1,583)	(64)
FX and other movements	(234)	(8)
Ending balance	7,188	737
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	34,080	20,757
Transfer from stage 1 to stage 2	(298)
Net remeasurement of loss allowance	16,391	(7,696)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	64,764	34,575
Financial assets that have been derecognized/paid	(12,954)	(3,729)
FX and other movements	(5,676)	(9,827)
Ending balance	96,307	34,080
Lifetime ECL | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(20,203,110)
Ending balance	(26,518,457)	(20,203,110)
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	173,307
Entity deconsolidation	217	(56)
Provision charged to profit or loss	(45,757)	35,506
Recovery for partial payments from the clients	(9,144)	(11,129)
Write-offs / Charge-offs of the year	6,256	13,097
Ending balance	203,902	173,307
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		159,303
Ending balance
Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,174,683
Ending balance	3,061,469	1,174,683
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,945	14,358
Transfer from stage 1 to stage 2	1,879
Transfer from stage 2 to stage 3	(178)	(173)
Transfer from stage 2 to stage 1	(1,784)	(8,116)
Transfer from stage 3 to stage 2	55
Net remeasurement of loss allowance	3,025	(4,528)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	2,737	875
Ending balance	8,679	2,945
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 1 to stage 2		529
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,158,732
Transfer from stage 1 to stage 2	747,230	231,472
Transfer from stage 2 to stage 3	(1,121,369)	(567,849)
Transfer from stage 2 to stage 1	(760,572)	(323,445)
Transfer from stage 3 to stage 2	282,952	104,502
Net remeasurement of loss allowance	2,134,128	632,102
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	1,338,601	119,690
Financial assets that have been derecognized/paid	(658,999)	(241,128)
Unwind of discount		2,155
FX and other movements	(69,694)	49,148
Write-offs / Charge-offs of the year	11,953	44,961
Ending balance	3,039,056	1,158,732
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,197,046
Ending balance
Lifetime ECL | Not credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(8,056,807)	(7,721,137)
Transfer from stage 1 to stage 2	23,112,703	11,790,121
Transfer from stage 2 to stage 3	(4,284,347)	(4,150,773)
Transfer from stage 2 to stage 1	686,395	743,373
Transfer from stage 3 to stage 2	(5,844,035)	(6,281,477)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(8,580,252)	(1,039,653)
Financial assets that have been derecognized/paid	4,172,476	2,838,645
FX and other movements	(46,544)	78,913
Write-offs / Charge-offs of the year	(11,953)	(44,961)
Ending balance	(26,588,199)	(8,056,807)
Lifetime ECL | Not credit-impaired | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	213,103
Transfer from stage 1 to stage 2	106,236	39,555
Transfer from stage 2 to stage 3	(141,882)	(95,381)
Transfer from stage 2 to stage 1	(125,920)	(43,460)
Transfer from stage 3 to stage 2	40,930	20,636
Net remeasurement of loss allowance	641,800	85,522
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	220,038	25,185
Financial assets that have been derecognized/paid	(140,133)	(40,743)
Unwind of discount		2,136
FX and other movements	(6,329)	8,664
Write-offs / Charge-offs of the year	2,746	937
Ending balance	805,097	213,103
Lifetime ECL | Not credit-impaired | Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		211,926
Ending balance
Lifetime ECL | Not credit-impaired | Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2,767,147)	(1,931,245)
Transfer from stage 1 to stage 2	(6,731,542)	(3,399,434)
Transfer from stage 2 to stage 3	1,498,250	976,090
Transfer from stage 2 to stage 1	1,322,740	1,094,712
Transfer from stage 3 to stage 2	(144,864)	(165,806)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(4,795,773)	(568,237)
Financial assets that have been derecognized/paid	1,841,383	1,244,422
FX and other movements	36,638	(18,609)
Write-offs / Charge-offs of the year	(2,746)	(937)
Ending balance	(9,843,700)	(2,767,147)
Lifetime ECL | Not credit-impaired | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 2 to stage 1	(3)
Net remeasurement of loss allowance	27
Financial assets that have been derecognized/paid	(24)	(9)
Lifetime ECL | Not credit-impaired | Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		9
Ending balance
Lifetime ECL | Not credit-impaired | Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2)	(728)
Financial assets that have been derecognized/paid	2
Ending balance		(2)
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	853,414
Transfer from stage 1 to stage 2	589,705	177,418
Transfer from stage 2 to stage 3	(918,066)	(423,627)
Transfer from stage 2 to stage 1	(580,707)	(248,656)
Transfer from stage 3 to stage 2	218,402	73,266
Net remeasurement of loss allowance	1,215,153	491,902
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	1,105,837	93,015
Financial assets that have been derecognized/paid	(472,211)	(192,984)
Unwind of discount		19
FX and other movements	(54,704)	34,982
Write-offs / Charge-offs of the year	8,793	43,805
Ending balance	1,948,030	853,414
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		891,884
Ending balance
Lifetime ECL | Not credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(3,907,448)	(4,377,133)
Transfer from stage 1 to stage 2	(11,366,208)	(6,703,975)
Transfer from stage 2 to stage 3	2,317,098	2,673,304
Transfer from stage 2 to stage 1	(3,314,200)	(3,978,012)
Transfer from stage 3 to stage 2	433,559	473,269
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(3,160,656)	(1,068,595)
Financial assets that have been derecognized/paid	2,109,543	2,063,400
FX and other movements	(99,107)	(43,141)
Write-offs / Charge-offs of the year	(8,793)	(43,805)
Ending balance	(11,382,726)	(3,907,448)
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	80,296
Transfer from stage 1 to stage 2	23,251	5,351
Transfer from stage 2 to stage 3	(42,052)	(25,163)
Transfer from stage 2 to stage 1	(47,117)	(25,475)
Transfer from stage 3 to stage 2	21,817	8,061
Net remeasurement of loss allowance	232,709	37,178
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	11,638	839
Financial assets that have been derecognized/paid	(45,758)	(7,126)
FX and other movements	(8,661)	5,502
Write-offs / Charge-offs of the year	234	136
Ending balance	225,889	80,296
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		81,265
Ending balance
Lifetime ECL | Not credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,357,409)	(1,386,657)
Transfer from stage 1 to stage 2	(4,873,758)	(1,626,383)
Transfer from stage 2 to stage 3	452,576	454,152
Transfer from stage 2 to stage 1	1,192,732	1,195,200
Transfer from stage 3 to stage 2	(105,422)	(99,768)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(600,116)	(77,453)
Financial assets that have been derecognized/paid	204,162	200,886
FX and other movements	15,925	(17,163)
Write-offs / Charge-offs of the year	(234)	(136)
Ending balance	(5,217,872)	(1,357,409)
Lifetime ECL | Not credit-impaired | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,919
Transfer from stage 1 to stage 2	28,038	9,148
Transfer from stage 2 to stage 3	(19,369)	(23,678)
Transfer from stage 2 to stage 1	(6,825)	(5,854)
Transfer from stage 3 to stage 2	1,803	2,539
Net remeasurement of loss allowance	44,439	17,500
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	1,088	651
Financial assets that have been derecognized/paid	(873)	(266)
Write-offs / Charge-offs of the year	180	83
Ending balance	60,040	11,919
Lifetime ECL | Not credit-impaired | Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		11,962
Ending balance
Lifetime ECL | Not credit-impaired | Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(24,801)	(25,374)
Transfer from stage 1 to stage 2	(141,195)	(60,329)
Transfer from stage 2 to stage 3	16,423	47,227
Transfer from stage 2 to stage 1	14,363	13,553
Transfer from stage 3 to stage 2	(2,550)	(4,530)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(23,707)	(2,968)
Financial assets that have been derecognized/paid	17,386	7,537
Write-offs / Charge-offs of the year	(180)	(83)
Ending balance	(143,901)	(24,801)
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,006
Transfer from stage 2 to stage 3		(754)
Net remeasurement of loss allowance	1,010	4,160
FX and other movements	(468)	(6)
Write-offs / Charge-offs of the year		534
Ending balance	13,548	13,006
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		11,561
Ending balance
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,171,738
Ending balance	3,052,611	1,171,738
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,158,732
Ending balance	3,039,056	1,158,732
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	213,103
Ending balance	805,097	213,103
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	853,414
Ending balance	1,948,030	853,414
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	80,296
Ending balance	225,889	80,296
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,919
Ending balance	60,040	11,919
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,006
Ending balance	13,548	13,006
Lifetime ECL | Not credit-impaired | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	179
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	8
FX and other movements	(1)
Ending balance	7
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		31,980
Transfer from stage 1 to stage 2	298
Net remeasurement of loss allowance	50	(3,564)
Financial assets that have been derecognized/paid	(179)	(27,440)
FX and other movements	10	(976)
Ending balance	179
Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,262,232
Ending balance	6,214,998	5,262,232
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,508	4,355
Transfer from stage 1 to stage 3	417	172
Transfer from stage 2 to stage 3	178	173
Transfer from stage 3 to stage 2	(55)
Transfer from stage 3 to stage 1	(1)	(3,582)
Net remeasurement of loss allowance	(587)	(238)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(8)	627
FX and other movements	36	1
Ending balance	1,488	1,508
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,173,927
Transfer from stage 1 to stage 3	86,240	132,800
Transfer from stage 2 to stage 3	1,121,369	567,849
Transfer from stage 3 to stage 2	(282,952)	(104,502)
Transfer from stage 3 to stage 1	(101,001)	(114,968)
Net remeasurement of loss allowance	3,330,703	3,696,083
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	597,193	203,482
Financial assets that have been derecognized/paid	(333,365)	(177,357)
Unwind of discount	488,862	502,002
FX and other movements	3,723	(72,493)
Write-offs / Charge-offs of the year	3,978,660	4,633,236
Ending balance	6,106,039	5,173,927
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		5,174,267
Ending balance
Lifetime ECL | Credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(9,864,619)	(10,273,912)
Transfer from stage 1 to stage 3	1,574,736	1,632,972
Transfer from stage 2 to stage 3	4,284,347	4,150,773
Transfer from stage 2 to stage 1	(686,395)	(743,373)
Transfer from stage 3 to stage 1	(296,597)	(582,523)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(5,293,832)	(3,104,714)
Financial assets that have been derecognized/paid	4,327,100	3,549,580
FX and other movements	(93,377)	201,177
Write-offs / Charge-offs of the year	(3,978,660)	(4,633,236)
Ending balance	(12,369,318)	(9,864,619)
Lifetime ECL | Credit-impaired | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,283,248
Transfer from stage 1 to stage 3	14,417	32,545
Transfer from stage 2 to stage 3	141,882	95,381
Transfer from stage 3 to stage 2	(40,930)	(20,636)
Transfer from stage 3 to stage 1	(21,407)	(21,431)
Net remeasurement of loss allowance	1,682,572	1,360,537
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	133,197	134,973
Financial assets that have been derecognized/paid	(255,008)	(157,064)
Unwind of discount	360,126	394,476
FX and other movements	(6,368)	(27,709)
Write-offs / Charge-offs of the year	1,473,250	1,900,944
Ending balance	3,818,479	3,283,248
Lifetime ECL | Credit-impaired | Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,393,120
Ending balance
Lifetime ECL | Credit-impaired | Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(6,832,153)	(7,507,282)
Transfer from stage 1 to stage 3	(916,057)	(1,215,930)
Transfer from stage 2 to stage 3	(1,498,250)	(976,090)
Transfer from stage 3 to stage 2	144,864	165,806
Transfer from stage 3 to stage 1	87,300	251,317
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(2,779,550)	(1,500,142)
Financial assets that have been derecognized/paid	2,278,856	2,224,011
FX and other movements	(41,760)	(91,073)
Write-offs / Charge-offs of the year	(1,473,250)	(1,821,926)
Ending balance	(8,517,102)	(6,832,153)
Lifetime ECL | Credit-impaired | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	905
Transfer from stage 3 to stage 1		(7)
Net remeasurement of loss allowance	(905)	583
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	59	55
Financial assets that have been derecognized/paid		(3)
Write-offs / Charge-offs of the year		148
Ending balance	59	905
Lifetime ECL | Credit-impaired | Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		425
Ending balance
Lifetime ECL | Credit-impaired | Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(976)	(79,532)
Financial assets that have been derecognized/paid	975
Write-offs / Charge-offs of the year		(79,166)
Ending balance	(139)	(976)
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,623,786
Transfer from stage 1 to stage 3	67,290	96,243
Transfer from stage 2 to stage 3	918,066	423,627
Transfer from stage 3 to stage 2	(218,402)	(73,266)
Transfer from stage 3 to stage 1	(54,682)	(86,614)
Net remeasurement of loss allowance	1,480,858	2,198,819
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	450,434	68,472
Financial assets that have been derecognized/paid	(40,271)	(15,734)
Unwind of discount	107,099	89,657
FX and other movements	12,913	(32,964)
Write-offs / Charge-offs of the year	2,369,221	2,601,445
Ending balance	1,977,870	1,623,786
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,556,991
Ending balance
Lifetime ECL | Credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2,377,516)	(2,214,073)
Transfer from stage 1 to stage 3	(566,670)	(379,049)
Transfer from stage 2 to stage 3	(2,317,098)	(2,673,304)
Transfer from stage 3 to stage 2	(433,559)	(473,269)
Transfer from stage 3 to stage 1	125,565	223,248
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(2,382,100)	(1,515,569)
Financial assets that have been derecognized/paid	1,818,794	1,209,835
FX and other movements	(43,106)	(99,508)
Write-offs / Charge-offs of the year	(2,369,906)	(2,601,445)
Ending balance	(2,999,210)	(2,377,516)
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	212,876
Transfer from stage 1 to stage 3	1,081	867
Transfer from stage 2 to stage 3	42,052	25,163
Transfer from stage 3 to stage 2	(21,817)	(8,061)
Transfer from stage 3 to stage 1	(24,517)	(5,971)
Net remeasurement of loss allowance	153,075	116,037
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	13,495	(25)
Financial assets that have been derecognized/paid	(37,748)	(4,434)
Unwind of discount	11,772	7,413
FX and other movements	(2,822)	(11,820)
Write-offs / Charge-offs of the year	84,726	77,157
Ending balance	262,721	212,876
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		170,864
Ending balance
Lifetime ECL | Credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(598,377)	(417,424)
Transfer from stage 1 to stage 3	(78,406)	(22,295)
Transfer from stage 2 to stage 3	(452,576)	(454,152)
Transfer from stage 3 to stage 2	105,422	99,768
Transfer from stage 3 to stage 1	82,870	106,163
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(71,195)	(45,414)
Financial assets that have been derecognized/paid	186,591	69,083
FX and other movements	(8,511)	(10,596)
Write-offs / Charge-offs of the year	(84,041)	(77,157)
Ending balance	(803,017)	(598,377)
Lifetime ECL | Credit-impaired | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	53,112
Transfer from stage 1 to stage 3	3,452	3,145
Transfer from stage 2 to stage 3	19,369	23,678
Transfer from stage 3 to stage 2	(1,803)	(2,539)
Transfer from stage 3 to stage 1	(395)	(945)
Net remeasurement of loss allowance	15,103	20,107
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	8	7
Financial assets that have been derecognized/paid	(338)	(122)
Unwind of discount	9,865	10,456
Write-offs / Charge-offs of the year	51,463	53,542
Ending balance	46,910	53,112
Lifetime ECL | Credit-impaired | Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		52,867
Ending balance
Lifetime ECL | Credit-impaired | Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(55,597)	(55,601)
Transfer from stage 1 to stage 3	(13,603)	(15,698)
Transfer from stage 2 to stage 3	(16,423)	(47,227)
Transfer from stage 3 to stage 2	2,550	4,530
Transfer from stage 3 to stage 1	862	1,795
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(60,987)	(43,589)
Financial assets that have been derecognized/paid	41,884	46,651
Write-offs / Charge-offs of the year	(51,463)	(53,542)
Ending balance	(49,850)	(55,597)
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	86,797
Transfer from stage 1 to stage 3		19,176
Transfer from stage 2 to stage 3		754
Net remeasurement of loss allowance	33,833	28,041
FX and other movements	60	(23)
Write-offs / Charge-offs of the year	13,219	17,308
Ending balance	107,471	86,797
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		66,327
Ending balance
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,260,724
Ending balance	6,213,510	5,260,724
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,173,927
Ending balance	6,106,039	5,173,927
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,283,248
Ending balance	3,818,479	3,283,248
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	905
Ending balance	59	905
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,623,786
Ending balance	1,977,870	1,623,786
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	212,876
Ending balance	262,721	212,876
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	53,112
Ending balance	46,910	53,112
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	86,797
Ending balance	$ 107,471	86,797
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		46,280
Net remeasurement of loss allowance		(55)
Financial assets that have been derecognized/paid		(45,602)
FX and other movements		$ (623)
Ending balance